Hartford Dividend and Growth HLS Fund Investment Strategy - Hartford Dividend and Growth HLS Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund invests primarily in a portfolio of equity securities that typically have above average dividend yields and whose prospects for capital appreciation are considered favorable by the sub-adviser, Wellington Management Company LLP (“Wellington Management”). Under normal market and economic conditions, at least 80% of the Fund’s net assets are invested in dividend paying equity securities. The Fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. The Fund may invest up to 20% of its net assets in securities of foreign issuers and non-dollar securities. The Fund’s portfolio seeks to be broadly diversified by company and industry. Based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market. Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the Fund. As part of this analysis, Wellington Management evaluates a company’s dividend payment history as well as other factors, such as a company’s free cash flow, business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, and other related measures or indicators of value. The companies in which Wellington Management invests include both value and growth companies. As a result of its focus on dividend paying equity securities, Wellington Management invests in value companies. Wellington Management also focuses on growth companies trading at a discount.